PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.1%
Asset-Backed Securities 53.3%
Automobiles 0.7%
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E, 144A	6.164%	09/15/33		1,760	$1,757,721
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.228(c)	12/26/31		403	407,696
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		237	237,555
Series 2024-SN01, Class D, 144A	6.360	07/16/29		1,000	1,012,240

Exeter Automobile Receivables Trust, Series 2025-03A, Class C	5.090	10/15/31		2,000	2,007,591
Merchants Fleet Funding LLC, Series 2025-01A, Class D, 144A	5.760	01/20/39		6,600	6,553,110
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class D, 144A	5.900	12/16/30		1,100	1,101,806
Series 2023-01A, Class D, 144A	7.070	02/14/33		1,000	1,021,827
Series 2025-01A, Class D, 144A	6.100	07/14/37		8,359	8,465,754
					22,565,300
Collateralized Loan Obligations 33.4%
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.051(c)	06/15/34	EUR	5,400	6,166,308
Series 04A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.104(c)	07/15/35	EUR	4,000	4,583,252
Series 06A, Class CR, 144A, 3 Month EURIBOR + 2.400% (Cap N/A, Floor 2.400%)	4.604(c)	10/15/37	EUR	11,950	13,794,215
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.614(c)	07/22/37		2,000	2,002,875
Series 2023-26A, Class BR, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.725(c)	03/19/38		10,000	10,027,009
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class BRR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	4.144(c)	10/22/38	EUR	14,750	16,908,058
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.265(c)	10/25/38	EUR	5,000	5,725,117

Arbour CLO DAC (Ireland), Series 05A, Class CR, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	4.851(c)	06/15/38	EUR	6,500	7,458,709
Armada Euro CLO DAC (Ireland), Series 07A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.904(c)	04/15/39	EUR	5,000	5,751,755
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.416(c)	10/23/32		4,000	4,003,980
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.575(c)	01/20/38		8,000	8,021,902

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.323(c)	07/15/30		219	219,175
Aurium CLO DAC (Ireland),
Series 08A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.093(c)	10/16/38	EUR	15,000	17,240,389
Series 08A, Class CR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.393(c)	10/16/38	EUR	4,830	5,532,554

Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.554(c)	04/15/35	EUR	750	855,165
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.060(c)	10/16/37		8,500	8,514,875
Series 2022-04A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.430(c)	10/16/37		5,000	5,009,060

Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2024-02A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	01/20/38		9,000	9,008,980
Barings Euro CLO DAC (Ireland),
Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.965(c)	07/25/35	EUR	2,000	2,288,706
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.961(c)	04/24/34	EUR	1,914	2,185,864
Series 2021-02A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.954(c)	10/15/34	EUR	3,950	4,516,636

Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)	5.415(c)	01/20/38		10,000	10,023,187
Bastille Euro CLO DAC (Ireland), Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.354(c)	01/15/39	EUR	7,750	8,922,760
Battalion CLO Ltd. (Cayman Islands),
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.093(c)	10/15/37		5,500	5,510,942

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands), (cont’d.)
Series 2025-29A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.473%(c)	03/31/38		12,500	$12,544,580

BCRED BSL Static CLO Ltd. (Cayman Islands), Series 2025-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.517(c)	07/24/35		10,000	10,006,753
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.473(c)	07/15/37		2,000	2,003,265
Canyon Euro CLO DAC (Ireland), Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.004(c)	04/15/38	EUR	10,000	11,490,935
Capital Four CLO DAC (Ireland), Series 10A, Class D, 144A, 3 Month EURIBOR + 3.100% (Cap N/A, Floor 3.100%)	5.265(c)	10/25/38	EUR	8,900	10,264,609
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.904(c)	07/15/34	EUR	5,125	5,864,818
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.954(c)	10/15/35	EUR	500	572,361

Carlyle US CLO Ltd. (Cayman Islands), Series 2024-03A, Class A2, 144A, 3 Month SOFR + 1.720% (Cap N/A, Floor 1.720%)	5.387(c)	07/25/36		9,750	9,773,035
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.115(c)	07/20/37		4,000	4,008,461
Series 2023-01A, Class D1R, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	6.825(c)	07/20/37		4,000	3,997,756
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.065(c)	10/20/37		8,250	8,262,375

Carysfort Park CLO DAC (Ireland), Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.413(c)	07/28/34	EUR	2,000	2,275,272
CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.037(c)	07/20/31		54	53,574
CBAMR Ltd. (Cayman Islands),
Series 2017-02A, Class BRR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.338(c)	04/17/39		15,000	15,047,430
Series 2017-03AR, Class BR2, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	0.000(c)	07/17/39		10,000	10,000,000
Series 2018-08A, Class DR, 144A, 3 Month SOFR + 4.000% (Cap N/A, Floor 4.000%)	7.673(c)	07/15/37		7,580	7,563,843
Series 2020-13A, Class BR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.320(c)	04/20/39		10,000	10,029,599
CIFC Funding Ltd.,
Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.090(c)	07/17/37		6,700	6,712,086
Series 2024-01AR, Class BR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	0.000(c)	04/18/37		14,000	14,000,000
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.022(c)	07/21/38		15,000	15,030,283
Contego CLO DAC (Ireland),
Series 05A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.904(c)	10/15/37	EUR	2,250	2,579,771
Series 05A, Class CR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.354(c)	10/15/37	EUR	8,000	9,222,753
Series 14A, Class C, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.264(c)	10/15/37	EUR	1,200	1,376,177
Series 15A, Class A, 144A, 3 Month EURIBOR + 1.230% (Cap N/A, Floor 1.230%)	3.422(c)	04/15/40	EUR	10,000	11,413,958

CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	01/20/35		7,000	7,007,989
Crosthwaite Park CLO DAC (Ireland), Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.001(c)	03/15/34	EUR	1,500	1,712,956
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.673(c)	10/15/37		2,500	2,506,724
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.273(c)	07/15/34		13,950	13,962,877
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	01/20/38		6,000	6,016,723

Elmwood CLO Ltd. (Cayman Islands), Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	03/31/38		10,000	10,020,197
Empower CLO Ltd. (Cayman Islands), Series 2023-02A, Class D1R, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	6.473(c)	10/15/38		2,000	2,003,791
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.519(c)	10/14/36		10,000	10,020,611
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.625(c)	10/20/37		5,000	5,010,301

Garnet CLO Ltd., Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.945(c)	10/20/38		12,500	12,517,159
Golub Capital Partners CLO Ltd., Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.043(c)	10/15/37		8,000	8,013,947
Grosvenor Place CLO DAC (Ireland), Series 2025-03A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.483(c)	08/15/39	EUR	10,000	11,501,607
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.904(c)	05/27/34	EUR	750	857,005

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Hayfin Emerald CLO DAC (Ireland), (cont’d.)
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.238%(c)	10/18/39	EUR	10,000	$11,480,925
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.394(c)	01/22/39	EUR	11,000	12,580,930

Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	5.870(c)	04/28/37		5,000	5,004,881
Henley CLO DAC (Ireland),
Series 10A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.843(c)	07/20/40	EUR	7,250	8,317,717
Series 11A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.815(c)	04/25/39	EUR	12,250	14,046,215
ICG Euro CLO DAC (Ireland),
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.004(c)	10/15/34	EUR	1,500	1,713,913
Series 2023-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.988(c)	10/19/38	EUR	10,000	11,379,890

ICG US CLO Ltd. (Cayman Islands), Series 2021-03A, Class B1R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	10/20/34		2,750	2,751,241
Indigo Credit Management DAC (Ireland), Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.854(c)	07/15/38	EUR	5,250	6,010,620
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.904(c)	04/15/33	EUR	2,000	2,287,813
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.854(c)	07/15/34	EUR	3,250	3,706,724
Series 14A, Class B1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.404(c)	01/15/39	EUR	5,000	5,738,255
Series 16A, Class B, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.304(c)	10/15/38	EUR	8,000	9,198,765

Jamestown CLO Ltd. (Cayman Islands), Series 2022-18A, Class DR, 144A, 3 Month SOFR + 3.750% (Cap N/A, Floor 3.750%)	7.417(c)	07/25/35		3,000	3,008,837
Kennedy Lewis CLO Ltd. (Cayman Islands), Series 2025-23A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.915(c)	10/20/38		12,500	12,506,145
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.050(c)	10/16/37		11,500	11,520,070
Series 2023-63A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.422(c)	07/21/38		8,620	8,619,885

Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.101(c)	08/15/37		5,000	5,008,351
Marble Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class BR2, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.323(c)	03/15/38		15,000	15,039,492
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	01/20/38		7,250	7,265,312
Monument CLO DAC (Ireland),
Series 01A, Class CR, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.400(c)	05/15/39	EUR	7,750	8,902,691
Series 01A, Class DR, 144A, 3 Month EURIBOR + 3.300% (Cap N/A, Floor 3.300%)	5.500(c)	05/15/39	EUR	11,875	13,699,330
Series 03A, Class B, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.104(c)	04/15/38	EUR	15,000	17,211,131

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	5.715(c)	07/15/31		256	256,180
Nassau Euro CLO DAC (Ireland),
Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.065(c)	04/25/39	EUR	15,000	17,142,123
Series 04A, Class DR, 144A, 3 Month EURIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.088(c)	07/20/38	EUR	8,790	10,049,117

Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	10/18/38		5,000	4,999,537
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.775(c)	07/20/37		3,500	3,504,100
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.595(c)	07/20/37		3,750	3,763,712
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.053(c)	10/15/37		8,000	8,012,936

Octagon Ltd. (Cayman Islands), Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.601(c)	05/15/35		600	600,785
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class D1RR, 144A, 3 Month SOFR + 3.710% (Cap N/A, Floor 3.710%)	7.385(c)	03/31/38		4,750	4,702,702
Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.475(c)	01/20/38		12,950	12,985,953

OFSI BSL XIII CLO Ltd., Series 2024-13A, Class D1R, 144A, 3 Month SOFR + 3.500% (Cap N/A, Floor 3.500%)	7.126(c)	07/20/39		4,000	4,015,411
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class BRR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.204(c)	01/15/38	EUR	8,000	9,185,915
Series 2025-01A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.054(c)	10/15/39	EUR	15,000	17,211,980

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2RR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.173%(c)	10/15/34		6,500	$6,496,751
Penta CLO DAC (Ireland),
Series 2017-03A, Class BRR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.040(c)	10/17/38	EUR	10,000	11,494,263
Series 2021-10A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.002(c)	05/20/40	EUR	12,400	14,192,269

Polen Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.375(c)	03/06/38		7,000	7,022,648
PPM CLO Ltd. (Cayman Islands), Series 2020-04A, Class D1R2, 144A, 3 Month SOFR + 3.350% (Cap N/A, Floor 3.350%)	7.025(c)	03/18/38		8,800	8,757,585
Providus CLO DAC (Ireland), Series 05A, Class CR, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.383(c)	11/15/39	EUR	12,250	14,078,538
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.523(c)	01/15/38		5,325	5,333,324
Series 2024-01AR, Class BR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	0.000(c)	07/20/39		12,500	12,499,575
Rockford Tower Europe CLO DAC (Ireland),
Series 2019-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.338(c)	01/20/38	EUR	5,200	5,945,349
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.488(c)	04/20/34	EUR	2,000	2,290,159

RR Ltd. (Bermuda), Series 2025-40A, Class A2, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.473(c)	07/15/38		10,000	10,031,577
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975(c)	04/20/33		1,046	1,046,971
Sculptor European CLO DAC (Ireland), Series 07A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.254(c)	01/15/38	EUR	8,000	9,185,564
Signal Harmonic CLO DAC (Ireland), Series 01A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.254(c)	07/15/38	EUR	11,500	13,200,752
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	10/20/37		6,000	6,011,896
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.422(c)	01/21/38		10,415	10,442,967
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.125(c)	07/18/37		15,000	15,032,575

Signal Peak CLO Ltd. (United Kingdom), Series 2022-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.475(c)	07/18/37		2,000	2,003,006
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	10/20/37		2,000	2,004,279
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.525(c)	10/20/37		2,000	2,001,489
Series 2020-01A, Class CRR, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.175(c)	10/20/37		6,000	6,018,101

Sixth Street CLO Ltd., Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.037(c)	10/24/37		6,760	6,772,046
Sona Fios CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.138(c)	04/20/38	EUR	10,000	11,474,057
Sound Point CLO Ltd. (Cayman Islands), Series 2020-01A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)	5.587(c)	07/20/34		990	991,464
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	817,211
TCW CLO AMR Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	5.599(c)	08/16/34		5,000	5,004,816
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	01/20/38		15,000	15,026,259
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.047(c)	03/31/38		4,000	4,008,909
Tikehau CLO DAC (Ireland),
Series 09A, Class CR, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	4.688(c)	01/20/37	EUR	4,000	4,578,037
Series 11A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.204(c)	01/15/38	EUR	15,000	17,231,192
Series 13A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.904(c)	10/15/38	EUR	15,000	17,181,498
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.475(c)	01/20/38		4,600	4,606,723
Series 2022-02A, Class AJRR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	01/20/36		6,000	6,014,437
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.525(c)	07/18/37		4,100	4,106,403
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.015(c)	07/25/34	EUR	3,000	3,430,408
Series 08A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.254(c)	04/15/35	EUR	2,000	2,288,930
Series 10A, Class B, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.054(c)	04/15/38	EUR	10,000	11,475,488

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Trimaran CAVU Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.064%(c)	10/22/37		5,000	$5,010,000
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.514(c)	10/22/37		2,000	2,007,148

Valley Stream Park CLO Ltd. (United Kingdom), Series 2022-01A, Class DRR, 144A, 3 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.375(c)	01/20/37		3,275	3,189,109
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.195(c)	01/15/32		295	294,961
Voya Euro CLO DAC (Ireland), Series 03A, Class CR, 144A, 3 Month EURIBOR + 2.350% (Cap N/A, Floor 2.350%)	4.288(c)	03/16/38	EUR	5,250	6,025,722
Wehle Park CLO Ltd. (United Kingdom), Series 2022-01A, Class D1R, 144A, 3 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.372(c)	10/21/38		5,500	5,219,693
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.325(c)	10/18/37		5,000	4,947,967
Wind River CLO Ltd. (Cayman Islands), Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	04/20/38		10,350	10,387,923
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.330(c)	04/16/36		2,000	2,002,586
					1,052,129,263
Consumer Loans 2.6%
Affirm Asset Securitization Trust,
Series 2024-B, Class D, 144A	5.500	09/15/29		500	500,180
Series 2024-B, Class E, 144A	7.350	09/15/29		6,540	6,561,434
Series 2024-X02, Class D, 144A	6.080	12/17/29		5,200	5,213,728
Series 2025-X01, Class D, 144A	6.110	04/15/30		5,400	5,423,427
Affirm Master Trust,
Series 2025-01A, Class E, 144A	7.180	02/15/33		11,000	11,044,669
Series 2025-02A, Class D, 144A	5.600	07/15/33		5,700	5,710,882
Series 2025-03A, Class E, 144A	6.800	10/16/34		5,000	4,955,824
Cherry Securitization Trust,
Series 2025-01A, Class A, 144A	6.130	11/15/32		10,300	10,398,202
Series 2026-01A, Class A, 144A	5.430	01/17/34		1,800	1,800,084

Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		9,500	9,537,798
Onemain Financial Issuance Trust, Series 2025-01A, Class D, 144A	5.790	07/14/38		1,800	1,810,187
OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550	10/14/34		1,180	1,180,719
Series 2023-01A, Class C, 144A	6.380	06/14/38		7,500	7,687,180
Series 2023-02A, Class D, 144A	7.520	09/15/36		2,500	2,550,022

Sotheby’s Artfi Master Trust, Series 2026-01A, Class D, 144A	5.540	06/20/33		3,800	3,790,233
Stream Innovations Issuer Trust, Series 2025-01A, Class B, 144A	5.480	09/15/45		2,878	2,876,818
					81,041,387
Credit Cards 0.8%
CCI GPCC JV SPE III LLC, Series 2026-01A, Class A, 144A	5.960	06/16/36		15,600	15,599,001
Evergreen Credit Card Trust (Canada), Series 2024-CRT04, Class C, 144A	5.640	10/15/28		5,000	5,010,030
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32		5,667	5,668,626
					26,277,657
Equipment 1.5%
Ansley Park Capital LLC, Series 2025-A, Class E, 144A	7.660	04/20/35		1,500	1,515,611

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Equipment (cont’d.)
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270%	12/16/30	500	$511,254
Capteris Equipment Finance LLC, Series 2026-01A, Class D, 144A	5.570	09/20/33	3,650	3,625,943
Lmdv Issuer Co. LLC,
Series 2025-01A, Class B, 144A	5.900	12/15/55	7,500	7,514,378
Series 2025-01A, Class C, 144A	7.880	12/15/55	4,500	4,563,785
Series 2026-01A, Class C, 144A	7.570	07/17/56	3,500	3,519,277
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class C, 144A	7.830	08/20/55	7,500	7,647,467
Series 2025-04A, Class C, 144A	7.112	12/20/55	9,000	9,054,983
Series 2026-01A, Class C, 144A	7.100	04/20/56	2,100	2,107,864

Post Road Equipment Finance LLC, Series 2026-01A, Class E, 144A	7.700	01/17/34	4,600	4,683,451
VB-S1 Issuer LLC, Series 2026-01A, Class F, 144A	6.843	03/15/56	1,750	1,759,413
VB-S1 Issuer LLC - VBTEL, Series 2024-01A, Class F, 144A	8.871	05/15/54	1,000	1,023,852
				47,527,278
Home Equity Loans 7.7%
BRAVO Residential Funding Trust,
Series 2024-CES02, Class A2, 144A	5.592(cc)	09/25/54	2,400	2,400,172
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	4,072	4,040,922
Series 2025-CES03, Class A2, 144A	5.292(cc)	12/25/55	3,828	3,797,174
Series 2026-CES01, Class A2, 144A	5.608(cc)	04/25/56	5,450	5,419,707
Series 2026-CES01, Class A3, 144A	5.708(cc)	04/25/56	2,794	2,778,517
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class M1, 144A	6.130(cc)	06/25/60	3,000	3,002,364
Series 2025-CES03, Class A1A, 144A	4.840(cc)	09/25/60	3,264	3,223,886
Series 2025-CES03, Class A3, 144A	5.229(cc)	09/25/60	1,500	1,471,456
EFMT,
Series 2024-CES01, Class A2, 144A	5.796(cc)	01/26/60	4,685	4,698,600
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60	4,796	4,808,664
Ellington Financial Mortgage Trust,
Series 2026-CES01, Class A1A, 144A	4.914(cc)	12/25/60	5,353	5,289,527
Series 2026-CES02, Class A2, 144A	5.806(cc)	06/25/61	2,729	2,740,585
Series 2026-CES02, Class A3, 144A	5.906(cc)	06/25/61	2,400	2,410,191
Series 2026-CES02, Class B1, 144A	6.901(cc)	06/25/61	2,100	2,108,767
Fig Six Trust,
Series 2026-PF01, Class A, 144A	5.755(cc)	08/25/56	2,500	2,507,237
Series 2026-PF01, Class C, 144A	6.155(cc)	08/25/56	2,500	2,507,210
FIGRE Trust,
Series 2025-HE04, Class A, 144A	5.408(cc)	07/25/55	6,966	6,942,289
Series 2026-HE04, Class A, 144A	5.300(cc)	05/25/56	4,694	4,664,344
Series 2026-HE05, Class A, 144A	5.605(cc)	06/25/56	4,185	4,190,561
Series 2026-HE05, Class B, 144A	5.806(cc)	06/25/56	2,336	2,337,049
Series 2026-HE06, Class A, 144A	5.560(cc)	06/25/56	4,000	4,003,399

GS Mortgage Backed Securities Trust, Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55	11,012	11,032,095
GS Mortgage-Backed Securities Trust,
Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.228(c)	08/25/54	3,092	3,099,596
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.128(c)	01/25/55	3,415	3,421,906
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.628(c)	01/25/55	3,600	3,616,718
Series 2026-AH01, Class A1A, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.128(c)	07/25/56	3,611	3,622,369
Series 2026-CES01, Class A1, 144A	4.899(cc)	05/25/56	6,720	6,654,357
Series 2026-CES03, Class A1A, 144A	5.358(cc)	09/25/56	4,416	4,409,841
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.709(c)	05/20/54	531	532,655

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
JPMorgan Mortgage Trust, (cont’d.)
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.312%(c)	10/20/54		1,564	$1,573,472
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55		4,174	4,185,244
Series 2025-CES05, Class A3, 144A	5.548(cc)	02/25/56		3,023	2,999,363
Series 2026-ACES01, Class M1, 144A	5.609(cc)	04/25/66		5,000	4,927,536

NLT Trust, Series 2025-CES01, Class A1, 144A	5.038(cc)	08/25/60		1,909	1,892,834
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44		1,442	1,451,781
Series 2024-CES04, Class A1A, 144A	6.147(cc)	06/25/44		1,856	1,862,948
Series 2024-CES08, Class A2, 144A	5.659(cc)	11/25/44		4,700	4,704,520
Series 2024-CES08, Class A3, 144A	5.908(cc)	11/25/44		1,900	1,903,980
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44		1,348	1,350,354
Series 2024-CES09, Class A2, 144A	5.830(cc)	12/25/44		6,700	6,718,414
Series 2025-CES01, Class A2, 144A	5.913(cc)	01/25/45		8,250	8,278,353
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55		2,785	2,791,265
Series 2025-CES04, Class A1A, 144A	5.811(cc)	04/25/55		4,766	4,790,521
Series 2025-CES06, Class M1, 144A	6.158(cc)	06/25/55		3,705	3,710,530
Series 2026-CES05, Class A3, 144A	5.763(cc)	05/25/56		2,300	2,299,237
Series 2026-CES06, Class A2, 144A	5.670(cc)	06/25/56		3,250	3,251,626
Towd Point Mortgage Trust,
Series 2023-CES01, Class A1A, 144A	6.750(cc)	07/25/63		465	463,244
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63		762	764,192
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64		1,968	1,979,104
Series 2024-CES03, Class M1, 144A	6.811(cc)	05/25/64		1,100	1,107,556
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64		1,846	1,840,523
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64		2,289	2,278,967
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64		4,855	4,838,551
Series 2025-CES01, Class A2, 144A	5.926(cc)	02/25/55		9,000	9,020,577
Series 2025-CES01, Class M1, 144A	6.076(cc)	02/25/55		6,500	6,508,835
Series 2025-CES01, Class M2A, 144A	6.574(cc)	02/25/55		4,800	4,828,680
Series 2025-CES01, Class M2B, 144A	6.872(cc)	02/25/55		4,000	4,015,123
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65		16,614	16,572,619
Series 2025-CES03, Class A2, 144A	5.617(cc)	08/25/65		4,000	3,990,949
Series 2025-CES04, Class A1B, 144A	5.293(cc)	10/25/65		2,961	2,943,667
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65		6,410	6,417,008
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65		4,199	4,163,051
					242,156,782
Other 5.6%
Absolute Issuer Co. LLC,
	4.250	05/14/34^	EUR	7,500	8,569,500
	5.250	05/14/34^	EUR	7,500	8,569,500

ALLO Issuer LLC, Series 2026-01A, Class C, 144A	7.456	06/20/56		7,750	7,809,625
BCREDPP_25,	6.540	06/11/32^		6,800	6,698,000
Business Jet Securities LLC, Series 2026-01A, Class C, 144A	8.179	06/15/41		3,500	3,518,313
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380	02/20/49		4,341	4,355,287
Series 2025-02A, Class A, 144A	5.320	06/20/49		4,497	4,482,864
GoodLeap Sustainable Home Solutions Trust,
Series 2023-02GS, Class A, 144A	5.700	05/20/55		4,080	3,737,724
Series 2023-04C, Class A, 144A	6.480	03/20/57		772	756,845
Series 2024-01GS, Class A, 144A	6.250	06/20/57		1,818	1,761,465
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class C, 144A	5.260	06/25/60		4,247	4,221,639
Series 2025-03A, Class D, 144A	5.150	12/27/60		4,000	3,941,718

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other (cont’d.)
GreenSky Home Improvement Issuer Trust, (cont’d.)
Series 2025-03A, Class E, 144A	7.830%	12/27/60		6,400	$6,491,661

GreenSky Home Improvement Trust, Series 2024-01, Class A2, 144A	5.880	06/25/59		16	16,324
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A	4.000	09/17/41		1,800	1,727,564
Series 2024-SFR01, Class C, 144A	4.250	09/17/41		2,400	2,310,663

Kapitus Asset Securitization V LLC, Series 2025-01A, Class A, 144A	5.460	04/10/32		4,500	4,491,248
Kapitus Asset Securitization VI LLC,
Series 2026-01A, Class A, 144A	5.360	05/10/33		7,600	7,569,237
Series 2026-01A, Class B, 144A	5.900	05/10/33		3,600	3,585,313

Kinetic ABS Issuer LLC, Series 2026-02A, Class C, 144A	7.536	06/25/58		6,000	6,013,858
OnDeck Asset Securitization IV LLC, Series 2025-01A, Class A, 144A	5.080	04/19/32		4,800	4,777,089
OnDeck Asset Securitization Trust IV LLC, Series 2023-01A, Class B, 144A	8.250	08/19/30		6,200	6,221,272
Oryx Funding LLC, Series 2026-01A, Class A2, 144A	6.299	06/05/56		14,500	14,540,859
PK Alift Loan Funding 6 LP, Series 2025-01, Class A, 144A	5.365	11/15/42		9,301	9,325,427
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.429(c)	12/25/27		5,200	5,244,870
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		117	122,048
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		6,374	6,342,542
Sunrun Prometheus Issuer LLC, Series 2026-01A, Class A1, 144A	6.300	08/01/61		4,900	4,872,653
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		531	518,805
Series 2024-03A, Class A2, 144A	5.880	10/30/59		6,359	6,151,983
Tricon Residential Trust,
Series 2025-SFR01, Class B, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.975(c)	03/17/42		4,400	4,396,870
Series 2025-SFR01, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.225(c)	03/17/42		4,250	4,246,343

U.S. Bank NA, Series 2025-SUP01, Class B, 144A	5.582	02/25/32		8,359	8,342,606
US Bank C&I Credit-Linked Notes, Series 2025-SUP02, Class C, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	5.528(c)	09/25/32		4,460	4,468,865
Wireless PropCo Funding LLC, Series 2025-01A, Class A2, 144A	4.070	06/25/55		6,000	5,703,206
					175,903,786
Residential Mortgage-Backed Securities 0.9%
PRET LLC,
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55		6,350	6,355,378
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55		3,480	3,481,595
Series 2026-NPL05, Class A1, 144A	5.710(cc)	04/25/56		10,316	10,318,401

TFS (Spain), Series 2018-03	0.000(s)	04/16/40^	EUR	—(r)	1
VCAT LLC, Series 2026-NPL03, Class A1, 144A	5.567(cc)	05/25/56		8,114	8,112,831
					28,268,206
Small Business Loan 0.1%
NALP Business Loan Trust, Series 2026-01, Class A, 144A	5.720	06/26/51		2,966	2,929,211

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loan 0.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000%	10/25/48		634	$344,819

Total Asset-Backed Securities (cost $1,663,731,253)					1,679,143,689
Commercial Mortgage-Backed Securities 21.9%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A(x)	3.203(cc)	05/15/35		520	441,995
Series 2018-20TS, Class G, 144A(x)	3.203(cc)	05/15/35		200	157,366
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35		100	74,683

Aesir European Loan Conduit DAC (Ireland), Series 41A, Class D, 144A, SONIA + 2.400% (Cap N/A, Floor 0.000%)	6.147(c)	01/23/36	GBP	7,000	9,262,971
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.369(c)	06/15/40		7,860	7,894,387
Series 2025-OANA, Class C, 144A, 1 Month SOFR + 2.092% (Cap N/A, Floor 2.092%)	5.718(c)	06/15/40		6,500	6,524,375

ARES Commercial Mortgage Trust, Series 2026-AZURE, Class E, 144A, 1 Month SOFR + 3.250% (Cap N/A, Floor 3.250%)	6.875(c)	03/15/38		5,000	5,006,228
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.725(c)	04/15/42		3,640	3,644,550
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.175(c)	04/15/42		8,050	8,065,094
Series 2026-TRON, Class B, 144A, 1 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.325(c)	05/15/43		11,500	11,525,156
Series 2026-TRON, Class D, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	5.775(c)	05/15/43		5,000	5,014,063

BANK, Series 2021-BN38, Class A1	1.274	12/15/64		87	86,504
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.559(cc)	09/15/56		9,000	562,069
Series 2023-05YR04, Class XD, IO, 144A	3.858(cc)	12/15/56		4,500	309,735
Series 2024-05YR8, Class XD, IO, 144A	3.001(cc)	08/15/57		13,643	968,975
Series 2025-5YR15, Class XD, 144A	2.730(cc)	07/15/58		16,932	1,497,922
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38		1,000	945,844
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		1,000	929,541
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		990	908,809
Series 2024-05C25, Class XD, IO, 144A	3.376(cc)	03/15/57		14,404	1,046,119
Series 2024-05C31, Class XD, IO, 144A	2.559(cc)	12/15/57		26,275	1,868,557
Series 2024-C24, Class XB, IO	1.571(cc)	02/15/57		5,200	420,518

Benchmark Mortgage Trust, Series 2024-V06, Class XD, IO	3.502(cc)	03/15/57		8,634	657,115
BFLD Mortgage Trust, Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.314(c)	07/15/39		5,219	5,222,208
BLP Commercial Mortgage Trust,
Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	5.875(c)	03/15/42		10,252	10,258,559
Series 2025-IND02, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.275(c)	12/15/42		9,935	9,966,047
BMO Mortgage Trust,
Series 2023-05C02, Class XD, IO, 144A	2.485(cc)	11/15/56		9,500	452,057
Series 2024-05C04, Class XD, IO, 144A	3.001(cc)	05/15/57		5,500	350,970
Series 2024-05C3, Class XD, IO, 144A	3.088(cc)	02/15/57		12,604	811,227
Series 2024-05C5, Class XD, IO, 144A	2.711(cc)	02/15/57		18,900	1,207,801
Series 2024-05C8, Class XD, IO, 144A	2.285(cc)	12/15/57		9,929	627,086

BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39		1,630	1,652,878
BPR Trust,
Series 2023-BRK02, Class C, 144A	8.630(cc)	10/05/38		1,300	1,341,718
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41		5,950	5,964,738
Series 2024-PMDW, Class XIO, IO, 144A	0.208(cc)	11/05/41		149,625	807,900

BRES Commercial Mortgage Trust, Series 2025-ATCAP, Class C, 144A, 1 Month SOFR + 2.143% (Cap N/A, Floor 2.143%)	5.768(c)	11/15/42		13,625	13,566,238
Bridge Commercial Mortgage Trust, Series 2026-MF, Class C, 144A, 1 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.450(c)	06/15/39		2,250	2,256,328

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
BSTN Commercial Mortgage Trust,
Series 2025-01C, Class A, 144A	5.548%(cc)	06/15/44		8,000	$8,109,280
Series 2025-01C, Class B, 144A	5.947(cc)	06/15/44		3,850	3,918,761
Series 2025-01C, Class C, 144A	6.444(cc)	06/15/44		2,775	2,843,984
Series 2025-01C, Class D, 144A	6.941(cc)	06/15/44		2,875	2,930,814
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class C, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.239(c)	11/15/38		1,693	1,692,933
Series 2022-AHP, Class A, 144A, 1 Month SOFR + 0.990% (Cap N/A, Floor 0.990%)	4.615(c)	01/17/39		937	936,764
Series 2022-AHP, Class B, 144A, 1 Month SOFR + 1.840% (Cap N/A, Floor 1.840%)	5.465(c)	01/17/39		5,849	5,848,500
Series 2022-AHP, Class C, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	5.715(c)	01/17/39		2,765	2,765,000
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	6.665(c)	01/17/39		8,750	8,716,754
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.118(c)	10/15/41		2,878	2,886,533
Series 2024-AIR02, Class B, 144A, 1 Month SOFR + 1.792% (Cap N/A, Floor 1.792%)	5.418(c)	10/15/41		2,973	2,981,821
Series 2024-AIR02, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	5.867(c)	10/15/41		1,247	1,250,441
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.317(c)	08/15/41		3,556	3,569,064
Series 2024-AIRC, Class D, 144A, 1 Month SOFR + 3.089% (Cap N/A, Floor 3.089%)	6.715(c)	08/15/41		4,388	4,396,519
Series 2024-MDHS, Class B, 144A, 1 Month SOFR + 1.841% (Cap N/A, Floor 1.841%)	5.466(c)	05/15/41		1,575	1,577,461
Series 2024-MDHS, Class C, 144A, 1 Month SOFR + 2.041% (Cap N/A, Floor 2.041%)	5.666(c)	05/15/41		1,400	1,402,625
Series 2024-PURE, Class C, 144A, CAONREPO + 3.050% (Cap N/A, Floor 3.050%)	5.325(c)	11/15/41	CAD	1,918	1,355,319
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.275(c)	08/15/42		6,405	6,431,002
Series 2025-BCAT, Class E, 144A, 1 Month SOFR + 3.500% (Cap N/A, Floor 3.500%)	7.125(c)	08/15/42		11,445	11,487,919
Series 2025-COPT, Class C, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.125(c)	08/15/42		9,100	9,134,125
Series 2025-COPT, Class D, 144A, 1 Month SOFR + 3.250% (Cap N/A, Floor 3.250%)	6.875(c)	08/15/42		5,750	5,778,750
Series 2025-JDI, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.375(c)	11/15/42		1,300	1,303,121
Series 2025-JDI, Class D, 144A, 1 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	6.025(c)	11/15/42		7,669	7,707,479
Series 2025-JDI, Class E, 144A, 1 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	7.025(c)	11/15/42		8,969	9,016,762
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.117(c)	04/15/40		8,568	8,575,800
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	7.316(c)	04/15/40		9,066	9,069,254
Series 2026-AHP, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.250(c)	06/15/43		5,000	5,000,000
Series 2026-ALOHA, Class D, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	5.775(c)	04/15/43		4,500	4,505,594
Series 2026-CSMO, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.025(c)	02/15/43		8,400	8,418,375
Series 2026-XL06, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.625(c)	03/15/43		8,138	8,204,121

BX Commercial Mortgage Trust (Canada), Series 2024-PURE, Class B, 144A, CAONREPO + 2.500% (Cap N/A, Floor 2.500%)	4.775(c)	11/15/41	CAD	1,918	1,355,315
BX Trust,
Series 2019-OC11, Class D, 144A	4.075(cc)	12/09/41		5,936	5,609,866
Series 2019-OC11, Class E, 144A	4.075(cc)	12/09/41		9,700	8,800,849
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.325(c)	01/15/39		5,250	5,248,359
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.325(c)	01/15/39		3,010	3,007,444
Series 2025-ARIA, Class A, 144A	5.199(cc)	12/13/42		10,000	10,018,222
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.625(c)	02/15/35		10,000	9,912,500
Series 2025-LUNR, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.625(c)	06/15/40		2,646	2,652,699
Series 2025-LUNR, Class D, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.125(c)	06/15/40		1,090	1,093,650
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	5.618(c)	03/15/30		4,820	4,820,177
Series 2025-ROIC, Class E, 144A, 1 Month SOFR + 2.941% (Cap N/A, Floor 2.941%)	6.567(c)	03/15/30		6,940	6,940,473
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	6.925(c)	06/15/35		9,430	9,384,004
Series 2026-ORBT, Class D, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.730(c)	07/15/43		4,500	4,500,000
Series 2026-PNDA, Class C, 144A, 1 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.425(c)	05/15/43		2,000	2,007,500

Commercial Mortgage Trust, Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44		16,500	336,633
Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 144A	3.304	09/15/37		2,679	2,477,228
DBC Mortgage Trust,
Series 2025-DBC, Class C, 144A, 1 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.676(c)	11/15/42		11,460	11,495,812
Series 2025-DBC, Class D, 144A, 1 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	6.226(c)	11/15/42		2,000	2,009,375

DBMS DAC (United Kingdom), Series 2025-01A, Class D, 144A, SONIA + 2.650% (Cap N/A, Floor 0.000%)	6.397(c)	02/18/36	GBP	9,250	12,320,671
Durst Commercial Mortgage Trust,
Series 2025-151, Class C, 144A	6.018(cc)	08/10/42		2,745	2,776,482
Series 2025-151, Class D, 144A	7.018(cc)	08/10/42		12,500	12,858,169

ELP Commercial Mortgage Trust, Series 2025-ELP, Class E, 144A	6.665(cc)	11/13/42		11,662	11,705,591

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	1.017%(cc)	08/25/26		2,659	$1,314
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class B, 144A	5.723(cc)	08/10/41		8,000	7,995,055
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.287(c)	11/25/41		6,590	6,569,510

Highways PLC (United Kingdom), Series 2021-01X, Class ASONIA + 1.350% (Cap N/A, Floor 0.000%)	5.096(c)	12/18/31	GBP	5,000	6,642,156
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.551(cc)	01/13/40		5,400	5,515,677
Series 2025-SPRL, Class E, 144A	6.901(cc)	01/13/40		1,670	1,712,834

Idun European Loan Conduit No Sarl (Luxembourg), Series 42A, Class D, 144A, 3 Month EURIBOR + 2.900% (Cap N/A, Floor 0.000%)	5.224(c)	07/28/38	EUR	3,000	3,427,800
ILPT Commercial Mortgage Trust, Series 2025-LPF02, Class B, 144A	5.722(cc)	07/13/42		3,250	3,254,642
IP Mortgage Trust,
Series 2025-IP, Class D, 144A	6.525(cc)	06/10/42		2,830	2,850,075
Series 2025-IP, Class E, 144A	7.074(cc)	06/10/42		2,160	2,178,748

JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.681(cc)	12/15/48		1,042	8,531
LBTY Commercial Mortgage Trust, Series 2026-225L, Class D, 144A	5.899(cc)	02/10/43		3,000	2,952,703
Manhattan West Mortgage Trust, Series 2020-01MW, Class A, 144A	2.130	09/10/39		5,595	5,415,710
MLTI Trust,
Series 2026-MLTI, Class C10, 144A, 1 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.421(c)	06/15/31		4,200	4,211,814
Series 2026-MLTI, Class D10, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	5.771(c)	06/15/31		2,500	2,499,999
Series 2026-SF75, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.025(c)	03/15/36		10,000	10,006,236
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XB, IO, 144A	0.235(cc)	03/15/48		1,155	12
Series 2025-05C1, Class XD, IO, 144A	2.859(cc)	03/15/58		14,216	1,209,331

New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43		4,800	4,821,022
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class B, 144A, 1 Month SOFR + 1.643% (Cap N/A, Floor 1.643%)	5.268(c)	10/15/40		11,400	11,428,500
Series 2025-PARK, Class C, 144A, 1 Month SOFR + 2.192% (Cap N/A, Floor 2.192%)	5.818(c)	10/15/40		9,200	9,177,031
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.067(c)	02/15/42		5,000	5,012,500
Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.165(c)	02/15/42		10,000	10,025,000
Series 2025-300P, Class D, 144A	6.161(cc)	07/13/42		800	794,439
Series 2026-01PARK, Class D, 144A, 1 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	5.933(c)	02/15/43		3,900	3,909,491

PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	5.775(c)	03/15/43		750	750,234
ROCK Trust,
Series 2024-CNTR, Class C, 144A	6.471	11/13/41		5,945	6,087,074
Series 2024-CNTR, Class D, 144A	7.109	11/13/41		1,300	1,346,665
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		18,500	19,291,008

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	5.916(c)	01/23/32	GBP	1,961	2,620,608
SCG Trust,
Series 2025-SNIP, Class C, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.525(c)	09/15/42		4,500	4,511,250
Series 2025-SNIP, Class D, 144A, 1 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	6.225(c)	09/15/42		3,000	3,011,250
Series 2025-SNIP, Class E, 144A, 1 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	7.025(c)	09/15/42		7,500	7,528,125

Sirius Logistics UK DAC (United Kingdom), Series 2026-01A, Class D, 144A, SONIA + 2.550% (Cap N/A, Floor 0.000%)	6.297(c)	11/17/35	GBP	8,000	10,666,929
SLG Office Trust,
Series 2021-OVA, Class E, 144A	2.851	07/15/41		4,000	3,439,215
Series 2021-OVA, Class F, 144A	2.851	07/15/41		12,742	10,566,421
Series 2026-OMA, Class E, 144A	7.188(cc)	04/15/41		20,250	20,245,940
Taurus DAC (United Kingdom),
Series 2025-UK03A, Class E, 144A, SONIA + 3.800% (Cap N/A, Floor 0.000%)	7.547(c)	07/20/35	GBP	1,500	1,992,329
Series 2025-UK3A, Class D, 144A, SONIA + 2.800% (Cap N/A, Floor 0.000%)	6.547(c)	07/20/35	GBP	1,650	2,192,718

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 144A, 1 Month SOFR + 1.992% (Cap N/A, Floor 1.992%)	5.617%(c)	12/15/39		4,920	$4,926,150
UK Logistics DAC (United Kingdom),
Series 2024-01A, Class B, 144A, SONIA + 2.550% (Cap N/A, Floor 2.550%)	6.297(c)	05/17/34	GBP	1,043	1,390,395
Series 2025-02A, Class D, 144A, SONIA + 2.900% (Cap N/A, Floor 0.000%)	6.647(c)	08/17/35	GBP	4,689	6,231,751

VNDO Trust, Series 2016-350P, Class E, 144A	4.033(cc)	01/10/35		8,287	8,276,096
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	5.867(c)	11/15/41		4,000	4,007,500
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.566(c)	11/15/41		8,000	8,015,000
Wells Fargo Commercial Mortgage Trust,
Series 2024-01CHI, Class D, 144A	6.932(cc)	07/15/35		3,200	3,210,597
Series 2024-01CHI, Class E, 144A	7.827(cc)	07/15/35		3,500	3,512,088
Series 2024-05C1, Class XD, IO, 144A	2.864(cc)	07/15/57		13,169	911,200
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	5.916(c)	10/15/41		2,850	2,839,749
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.565(c)	10/15/41		4,650	4,618,155
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.975(c)	08/15/42		9,249	9,254,747
Series 2025-B33RP, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.625(c)	08/15/42		4,500	4,510,720
Series 2025-B33RP, Class D, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.125(c)	08/15/42		10,799	10,866,105

WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 144A	7.982(cc)	07/15/40		6,000	6,059,553

Total Commercial Mortgage-Backed Securities (cost $692,755,855)					689,943,927
Corporate Bond 0.6%
Internet
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49		18,500	18,907,421
Floating Rate and Other Loans 1.5%
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term B Loan, 3 Month SOFR + 5.000%	8.742(c)	11/17/28		350	348,250
Diversified Financial Services 0.0%
HPS Speciality Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%	5.692(c)	09/30/34^		184	184,238
Term Loan, 3 Month SOFR + 3.200%	6.892(c)	09/30/34^		425	424,541
HPS Speciality Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 3.200%	6.892(c)	09/29/34^		637	636,811
Term Loan, 3 Month SOFR + 2.000%	5.692(c)	09/30/34^		276	276,357
					1,521,947
Electric 0.0%
Heritage Power LLC, Term Loan, 1 Month SOFR + 5.500%	9.230(c)	07/20/28		14	13,763
Electrical Components & Equipment 0.3%
IE US Hardware LLC,
Term Loan	5.960	12/31/31^		2,500	2,500,000
Term Loan	—(p)	12/31/31^		7,500	7,500,000
					10,000,000
Entertainment 0.0%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.500%	9.382(c)	02/10/27		235	159,963

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	01/03/28		18	$3,394
Media 0.5%
Project Cannes - Bayview International NPL, Term Loan, 3 Month EURIBOR + 2.350%	2.218(c)	12/07/29^	EUR	12,629	14,429,474
Real Estate 0.3%
Domain Greenbough Partner 2 LLC, Term Loan	—(p)	01/23/32^		9,321	9,363,323
Software 0.3%
Databank Oracle, Term Loan, 1 Month SOFR + 3.000%	6.644(c)	03/06/29^		5,113	5,112,593
Meta CW GPU, Term Loan	—(p)	03/31/32^		2,398	2,398,418
Vantage Oracle TX, Term Loan, 1 Month SOFR + 2.500%	6.120(c)	04/30/30^		977	976,861
					8,487,872
Telecommunications 0.1%
CloudHQ VA B1, Term Loan, 1 Month SOFR + 2.250%	5.900(c)	01/29/30^		2,008	2,001,893
CloudHQ VA B2 Quick, Term Loan, 1 Month SOFR + 2.250%	5.900(c)	03/06/30^		871	870,643
CloudHQ VA B3 Quick, Term Loan, 1 Month SOFR + 2.250%	5.900(c)	03/06/30^		708	708,386
					3,580,922

Total Floating Rate and Other Loans (cost $47,983,762)					47,908,908
Residential Mortgage-Backed Securities 21.8%
ACRA,
Series 2026-NQM01, Class A1, 144A	5.573(cc)	06/25/66		4,200	4,198,339
Series 2026-NQM01, Class A3, 144A	5.926(cc)	06/25/66		2,000	1,996,973

Anchor Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.718(cc)	05/25/40		3,300	3,292,400
Angel Oak Mortgage Trust,
Series 2025-03, Class A1, 144A	5.420(cc)	03/25/70		7,259	7,253,661
Series 2025-09, Class A1, 144A	5.141(cc)	08/25/70		4,799	4,771,369
Series 2026-03, Class A1, 144A	5.512(cc)	06/25/71		6,100	6,098,947

Aspire Mortgage Trust, Series 2026-03, Class A1, 144A	5.459(cc)	05/25/66		6,600	6,592,626
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	6.828(c)	08/25/34		2,060	2,066,118
Series 2025-01, Class M2, 144A, 30 Day Average SOFR + 3.900% (Cap N/A, Floor 3.900%)	7.528(c)	10/25/35		900	917,996
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64		2,912	2,923,363
Series 2025-NQM05, Class A3, 144A	5.800(cc)	02/25/65		896	895,175
Series 2025-NQM06, Class A1, 144A	5.333(cc)	06/25/65		14,493	14,472,127
Series 2025-NQM09, Class A3, 144A	5.551(cc)	09/25/65		4,262	4,241,629
Series 2026-NQM01, Class A1, 144A	4.830(cc)	12/25/65		8,508	8,415,204
Series 2026-NQM03, Class A1, 144A	4.985(cc)	11/25/65		4,091	4,053,090
Series 2026-NQM04, Class A1, 144A	5.183(cc)	03/25/66		4,867	4,838,310
Series 2026-NQM06, Class A1, 144A	5.524(cc)	05/25/66		3,000	3,000,099
Series 2026-NQM06, Class A3, 144A	5.777(cc)	05/25/66		2,500	2,500,056

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

CCI Borrower LLC, Series 2025-011 Month SOFR + 2.400%	6.080%	12/31/28^		5,390	$5,390,000
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64		2,619	2,565,326
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69		5,008	5,019,864
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A2, 144A	4.237(cc)	02/25/63		593	509,451
Series 2024-RP02, Class B1, 144A	4.229(cc)	02/25/63		180	143,381
Series 2024-RP02, Class B2, 144A	4.229(cc)	02/25/63		65	52,393
Series 2024-RP02, Class B3, PO, 144A	10.906(s)	02/25/63		165	27,319
Series 2024-RP02, Class B4, PO, 144A	13.921(s)	02/25/63		298	32,325
Series 2024-RP02, Class M1, 144A	4.237(cc)	02/25/63		399	334,214
Series 2024-RP02, Class M2, 144A	3.335(cc)	02/25/63		304	263,497
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63		8	7,510
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63		8,385	839
Series 2025-RP01, Class A1, 144A	4.014(cc)	01/25/64		4,720	4,361,954
Series 2025-RP01, Class A2, 144A	4.014(cc)	01/25/64		232	176,136
Series 2025-RP01, Class B1, 144A	4.014(cc)	01/25/64		93	60,504
Series 2025-RP01, Class B2, 144A	4.014(cc)	01/25/64		59	34,555
Series 2025-RP01, Class B3, 144A	4.014(cc)	01/25/64		74	37,907
Series 2025-RP01, Class B4, 144A	4.174(cc)	01/25/64		69	29,459
Series 2025-RP01, Class M1, 144A	4.014(cc)	01/25/64		198	142,411
Series 2025-RP01, Class M2, 144A	4.014(cc)	01/25/64		124	85,175
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64		6	5,588
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64		5,569	557

Clavel Residential 4 DAC (Spain), Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.663(c)	10/28/66	EUR	5,000	5,627,431
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A	5.352(cc)	03/25/70		5,291	5,282,447
Series 2025-05, Class M1, 144A	6.296(cc)	05/25/70		2,100	2,103,800
Series 2025-08, Class M1, 144A	6.206(cc)	08/25/70		3,012	3,013,384
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		5,501	5,515,732
Series 2026-02, Class A1F, 144A, 30 Day Average SOFR + 1.200% (Cap 6.500%, Floor 0.000%)	4.828(c)	03/25/71		6,689	6,705,524
Series 2026-05, Class A1, 144A	5.410(cc)	07/27/71		4,400	4,394,648
Series 2026-05, Class A2, 144A	5.561(cc)	07/27/71		2,400	2,397,030
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B2, 144A, 30 Day Average SOFR + 6.000% (Cap N/A, Floor 0.000%)	9.628(c)	10/25/41		4,000	4,056,720
Series 2022-R01, Class 1B2, 144A, 30 Day Average SOFR + 6.000% (Cap N/A, Floor 0.000%)	9.628(c)	12/25/41		6,365	6,501,275
Series 2022-R06, Class 1B2, 144A, 30 Day Average SOFR + 10.600% (Cap N/A, Floor 0.000%)	14.228(c)	05/25/42		12,300	13,259,263
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.728(c)	06/25/43		600	619,809
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.328(c)	07/25/44		1,237	1,239,152
Series 2024-R06, Class 1B1, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	5.678(c)	09/25/44		2,300	2,305,715

Cross, Series 2026-NQM06, Class A3, 144A	5.623(cc)	05/25/71		3,344	3,322,264
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A	5.356(cc)	03/25/70		5,800	5,788,118
Series 2025-H04, Class A2, 144A	5.778(cc)	06/25/70		4,229	4,232,032
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		10,983	10,877,983
Series 2025-H09, Class A1, 144A	5.036(cc)	11/25/70		3,230	3,204,099
Series 2025-H10, Class A1, 144A	4.968(cc)	01/25/71		3,842	3,805,233
Series 2025-H10, Class A2, 144A	5.252(cc)	01/25/71		2,470	2,447,842
Series 2026-NQM01, Class A3, 144A	5.157(cc)	02/25/61		1,995	1,968,856
Series 2026-NQM02, Class A3, 144A	5.239(cc)	03/25/61		5,228	5,166,045
Series 2026-NQM03, Class A3, 144A	5.480(cc)	03/25/71		3,438	3,411,458
Series 2026-NQM04, Class A1, 144A	5.485(cc)	04/25/71		4,179	4,177,056
Series 2026-NQM07, Class A2, 144A	5.659(cc)	06/25/71		6,916	6,893,232
Series 2026-NQM07, Class A3, 144A	5.760(cc)	06/25/71		2,672	2,662,752
Deephaven Residential Mortgage Trust,
Series 2026-INV03, Class A2, 144A	5.726(cc)	06/25/71		3,200	3,196,896
Series 2026-INV03, Class A3, 144A	5.827(cc)	06/25/71		2,800	2,799,733
EFMT,
Series 2025-INV01, Class A1, 144A	5.626(cc)	03/25/70		6,552	6,566,911

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
EFMT, (cont’d.)
Series 2026-INV02, Class A3, 144A	5.087%(cc)	02/25/71		3,112	$3,064,616
Series 2026-NQM06, Class A2, 144A	5.669(cc)	06/25/71		5,000	4,999,765
Series 2026-NQM07, Class A1, 144A	5.598(cc)	07/25/71		3,000	3,001,490
Series 2026-NQM07, Class A2, 144A	5.750(cc)	07/25/71		3,000	3,001,480

Fannie Mae Connecticut Avenue Securities, Series 2021-R03, Class 1B2, 144A, 30 Day Average SOFR + 5.500% (Cap N/A, Floor 0.000%)	9.128(c)	12/25/41		7,137	7,271,104
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)	7.178(c)	08/25/42		8,000	8,221,434
GCAT Trust, Series 2026-NQM01, Class A3, 144A	5.192(cc)	12/25/70		4,758	4,693,566
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM06, Class A1, 144A	5.021(cc)	02/25/66		3,666	3,633,667
GS Mortgage-Backed Securities Trust,
Series 2026-HE01, Class M1, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	5.528(c)	03/25/66		3,000	3,021,234
Series 2026-HLTV01, Class A1, 144A	5.626(cc)	11/25/66		2,600	2,597,375
Series 2026-HLTV01, Class A3, 144A	5.929(cc)	11/25/66		3,000	2,987,040
Series 2026-NQM03, Class A1, 144A	5.222(cc)	05/25/66		2,411	2,392,057
Series 2026-NQM04, Class A1, 144A	5.461(cc)	06/25/66		4,264	4,246,829
HOMES Trust,
Series 2026-NQM02, Class A1, 144A	5.488(cc)	01/25/71		3,170	3,165,604
Series 2026-NQM03, Class A1, 144A	5.262(cc)	04/27/71		6,401	6,363,324
Series 2026-NQM04, Class A1, 144A	5.502(cc)	06/25/61		9,927	9,912,676
Series 2026-NQM04, Class A3, 144A	5.807(cc)	06/25/61		4,467	4,460,813

INCREF LLC, Series 2025-FL01, Class A, 144A, 1 Month SOFR + 1.728% (Cap N/A, Floor 1.728%)	5.367(c)	10/19/42		9,000	9,017,813
JPMorgan Mortgage Trust,
Series 2025-NQM02, Class A2, 144A	5.770(cc)	09/25/65		5,289	5,284,974
Series 2025-VIS02, Class A1, 144A	5.385(cc)	12/25/55		7,378	7,352,363
Series 2025-VIS02, Class A3, 144A	5.739(cc)	12/25/55		4,611	4,601,599
Series 2026-NQM03, Class A1, 144A	5.480(cc)	10/25/66		4,957	4,945,952
Series 2026-NQX01, Class A1, 144A	5.500(cc)	07/25/66		2,354	2,345,394
Series 2026-NQX02, Class A1, 144A	5.628(cc)	10/25/66		4,500	4,505,057
Series 2026-VIS01, Class A3, 144A	5.243(cc)	06/25/66		2,441	2,413,593

Kinbane DAC (Ireland), Series 2024-RPL2A, Class C, 144A, 1 Month EURIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.929(c)	01/24/63	EUR	1,900	2,156,445
Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		18,533	18,318,037
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		7,733	7,744,456
Series 2024-RTL05, Class A1, 144A	5.323(cc)	09/25/39		4,000	4,003,872
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		7,400	7,421,901
Series 2025-RTL02, Class A1, 144A	5.612(cc)	04/25/40		2,000	2,006,058
Series 2025-RTL03, Class M1, 144A	6.891(cc)	08/25/40		1,500	1,501,256

Lincoln Senior Participation Trust, Series 2025-01, Class A1X, 144A, 1 Month SOFR + 2.200%	5.873	06/27/27^		20,000	20,000,000
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.195(c)	05/26/66	EUR	3,535	3,991,797
MFA Trust, Series 2025-NQM01, Class A1, 144A	5.441(cc)	03/25/70		3,776	3,769,866
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		8,151	8,161,148
Series 2025-NQM07, Class A1, 144A	4.984(cc)	09/25/70		10,601	10,505,526
Series 2025-NQM08, Class A1, 144A	4.963(cc)	09/25/70		6,126	6,066,441
Series 2026-NQM01, Class A2, 144A	5.032(cc)	12/25/70		1,220	1,201,856
Series 2026-NQM02, Class A3, 144A	5.140(cc)	01/26/71		7,034	6,922,180
Series 2026-NQM03, Class A3, 144A	5.565(cc)	03/25/71		4,319	4,295,638
New Residential Mortgage Loan Trust,
Series 2026-NQM03, Class A1, 144A	4.833(cc)	02/25/66		4,833	4,771,414
Series 2026-NQM06, Class A1, 144A	5.293(cc)	05/25/66		6,192	6,157,883
Series 2026-NQM07, Class A3, 144A	5.773(cc)	06/25/66		2,079	2,075,015
Series 2026-NQM07, Class M1, 144A	6.016(cc)	06/25/66		1,700	1,696,783

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506%(cc)	02/25/70		11,725	$11,743,426
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,314	1,315,548
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,256	2,259,180
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		18,076	98,451
Series 2025-INV01, Class B1, 144A	6.585(cc)	02/25/70		750	738,604
Series 2025-INV01, Class B2, 144A	6.585(cc)	02/25/70		590	570,973
Series 2025-INV01, Class B3, 144A	6.585(cc)	02/25/70		370	342,471
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,071,917
Series 2025-INV01, Class XS, 144A	0.901(cc)	02/25/70^		18,076	451,891
NYMT Loan Trust,
Series 2025-INV02, Class A1, 144A	5.000(cc)	10/25/60		7,271	7,211,905
Series 2026-INV03, Class A3, 144A	5.709(cc)	06/27/61		3,824	3,803,077
OBX Trust,
Series 2024-NQM12, Class M1, 144A	5.933(cc)	07/25/64		4,000	3,996,785
Series 2025-NQM02, Class A1, 144A	5.597(cc)	11/25/64		2,584	2,589,374
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		5,206	5,222,854
Series 2025-NQM04, Class A1, 144A	5.400(cc)	02/25/55		5,366	5,373,960
Series 2025-NQM10, Class M1, 144A	6.042(cc)	05/25/65		3,800	3,806,871
Series 2025-NQM11, Class M1, 144A	6.149(cc)	05/25/65		5,000	4,986,726
Series 2026-NQM04, Class A1, 144A	5.173(cc)	02/25/66		5,203	5,175,176
Series 2026-NQM07, Class A1, 144A	5.220(cc)	04/25/66		5,721	5,688,762
Series 2026-NQM08, Class A1, 144A	5.297(cc)	05/25/66		5,800	5,776,940
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.128(c)	05/25/33		4,495	4,527,260
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.982(c)	03/29/27		5,096	5,130,301
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.732(c)	09/27/28		1,892	1,916,413
PRKCM Trust,
Series 2026-AFC01, Class A1, 144A	4.677(cc)	02/25/61		1,651	1,624,997
Series 2026-AFC04, Class A1, 144A	5.600(cc)	07/25/61		5,000	5,002,586

PRPM Fundido DAC (Spain), Series 2025-02A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.170(c)	01/29/75	EUR	1,529	1,726,392
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		2,129	2,130,397
Series 2024-RCF06, Class A3, 144A	4.000(cc)	10/25/64		700	676,422
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		6,221	6,204,167
Series 2025-RCF01, Class A2, 144A	4.500(cc)	02/25/55		1,400	1,370,753
Series 2025-RCF01, Class A3, 144A	4.500(cc)	02/25/55		1,766	1,724,899
Series 2025-RCF03, Class A1, 144A	5.250(cc)	07/25/55		5,624	5,597,340
Series 2025-RCF03, Class A3, 144A	5.250(cc)	07/25/55		876	867,263
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		9,266	9,041,782
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		1,987	1,913,142
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		1,172	1,125,593
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		1,144	1,093,729
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		402	382,413
PRPM Trust,
Series 2025-NQM01, Class A1, 144A	5.802(cc)	11/25/69		5,034	5,056,181
Series 2025-NQM03, Class A1A, 144A	5.606(cc)	05/25/70		7,607	7,617,627

Radnor Re Ltd., Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.528(c)	09/25/34		746	747,593
RCO Mortgage LLC, Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		2,726	2,727,850
Roc Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.625(cc)	02/25/40		8,800	8,803,396
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM01, Class A1, 144A	5.545(cc)	01/25/65		6,673	6,672,611
Series 2025-NQM05, Class A1, 144A	5.067(cc)	08/25/65		5,633	5,587,578
Series 2026-NQM02, Class A1, 144A	4.704(cc)	01/25/66		3,818	3,760,300
SG Residential Mortgage Trust,
Series 2026-01, Class A1, 144A	4.782(cc)	01/25/66		5,057	4,992,854
Series 2026-04, Class A1, 144A	5.507(cc)	07/01/66		3,700	3,699,422
Series 2026-04, Class A3, 144A	5.761(cc)	07/01/66		2,000	1,999,723

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

VCAT LLC, Series 2025-NPL03, Class A1, 144A	5.889%(cc)	02/25/55	3,425	$3,426,438
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70	5,891	5,890,256
Series 2025-05, Class M1, 144A	6.014(cc)	06/25/70	4,500	4,487,741
Series 2025-06, Class A1, 144A	5.417(cc)	07/25/70	4,884	4,891,542
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70	6,729	6,748,220
Series 2026-03, Class A3, 144A	5.333(cc)	03/25/71	4,380	4,339,660
Series 2026-05, Class A3, 144A	5.717(cc)	05/25/71	1,750	1,747,923
Series 2026-05, Class M1, 144A	5.912(cc)	05/25/71	2,000	1,999,644

Total Residential Mortgage-Backed Securities (cost $686,645,196)				685,095,977

	Shares
Common Stocks 0.0%
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	3,163	687
Oil, Gas & Consumable Fuels 0.0%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)	81	5,899
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)	1,852	134,888
Heritage Power LLC, Litigation Trust Interests*^(x)	2,132	1,066
		141,853

Total Common Stocks (cost $28,534)		142,540

Total Long-Term Investments (cost $3,109,644,612)		3,121,142,462

Short-Term Investments 2.2%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.793%) (cost $27,771,799)(wa)	27,771,799	27,771,799

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 1.3%
U.S. Treasury Bills (cost $42,227,244)	3.644%	09/03/26	42,500	42,224,005

Total Short-Term Investments (cost $69,999,043)				69,995,804

TOTAL INVESTMENTS 101.3% (cost $3,179,643,655)				3,191,138,266
Liabilities in excess of other assets(z) (1.3)%				(42,161,113)

Net Assets 100.0%				$3,148,977,153

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CAD—Canadian Dollar
EUR—Euro

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BARC—Barclays Bank PLC
BNY—Bank of New York Mellon
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co. International PLC
N/A—Not Applicable
OTC—Over-the-counter
PO—Principal Only
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $97,196,869 and 3.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	06/28/19	$94,181	$74,683	0.0%
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	06/28/19-08/26/20	184,522	157,366	0.0
20 Times Square Trust, Series 2018-20TS, Class F, 144A, 3.203%(cc), 05/15/35	08/26/20-04/07/22	483,088	441,995	0.0
Diamond Sports Group LLC*	01/02/25	8,280	687	0.0
Heritage Power LLCExit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	5,899	0.0
Heritage Power LLCExit Financing Participation Shares & Backstop Shares*	11/21/23	19,188	134,888	0.0
Heritage Power LLCLitigation Trust Interests*^	11/21/23	1,066	1,066	0.0
Total		$790,325	$816,584	0.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at June 30, 2026:
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $699,618)^	700	$697,619	$—	$(1,999)

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Unfunded loan commitments outstanding at June 30, 2026 (continued):
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $390,292)^	390	$389,177	$—	$(1,115)
CloudHQ VA B2 Quick, Delayed Draw Term Loan, —%(p), Maturity Date 03/06/30 (cost $591,958)^	592	591,958	—	—
CloudHQ VA B2, Delayed Draw Term Loan, —%(p), Maturity Date 03/06/30 (cost $429,392)^	429	429,392	—	—
CloudHQ VA B3 Quick, Delayed Draw Term Loan, —%(p), Maturity Date 03/06/30 (cost $309,659)^	310	309,659	—	—
CloudHQ VA B3, Delayed Draw Term Loan, —%(p), Maturity Date 03/06/30 (cost $477,289)^	477	477,289	—	—
Databank Oracle, Delayed Draw Term Loan, —%(p), Maturity Date 03/06/29 (cost $1,303,898)^	1,327	1,327,407	23,509	—
Domain Greenbough Issuer 2 LLC, Delayed Draw Term Loan, 0.000%, Maturity Date 01/23/32 (cost $3,678,634)^	3,679	3,695,192	16,558	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $506,655)^	507	506,655	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,225,103)^	1,225	1,225,103	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $759,983)^	760	759,983	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,837,654)^	1,838	1,837,654	—	—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $4,590,445)^	4,602	4,601,582	11,137	—
Vantage Oracle TX, Delayed Draw Term Loan, —%(p), Maturity Date 04/30/30 (cost $5,903,272)^	5,968	5,967,876	64,604	—
		$22,816,546	$115,808	$(3,114)
Futures contracts outstanding at June 30, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1,053	3 Month CME SOFR	Sep. 2026	$253,503,169	$(166,458)
Short Positions:
1,732	2 Year U.S. Treasury Notes	Sep. 2026	357,022,030	168,612
4	5 Year Euro-Bobl	Sep. 2026	527,333	(2,770)
2,931	5 Year U.S. Treasury Notes	Sep. 2026	313,754,405	(793,623)
5	10 Year Euro-Bund	Sep. 2026	727,493	(6,003)
289	10 Year U.S. Treasury Notes	Sep. 2026	31,758,392	(230,052)
70	10 Year U.S. Ultra Treasury Notes	Sep. 2026	7,872,813	(66,245)
128	20 Year U.S. Treasury Bonds	Sep. 2026	14,528,000	(376,224)
13	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	1,510,031	(48,301)
1	Euro Schatz Index	Sep. 2026	121,070	(75)
				(1,354,681)
				$(1,521,139)
Forward foreign currency exchange contracts outstanding at June 30, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/26	BARC	GBP	39,549	$52,299,767	$52,459,828	$160,061	$—
Expiring 08/04/26	HSBC	GBP	1,049	1,390,791	1,391,748	957	—
Canadian Dollar,
Expiring 07/02/26	JPM	CAD	3,622	2,566,157	2,554,037	—	(12,120)
Euro,
Expiring 07/02/26	BARC	EUR	460,703	522,618,907	526,441,953	3,823,046	—
Expiring 08/04/26	SSB	EUR	3,673	4,200,405	4,202,734	2,329	—
				$583,076,027	$587,050,300	3,986,393	(12,120)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/26	BNY	GBP	39,549	$52,995,760	$52,459,828	$535,932	$—

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/04/26	BARC	GBP	39,549	$52,297,591	$52,458,809	$—	$(161,218)
Canadian Dollar,
Expiring 07/02/26	HSBC	CAD	3,622	2,630,573	2,554,037	76,536	—
Expiring 08/04/26	JPM	CAD	3,622	2,569,762	2,557,884	11,878	—
Euro,
Expiring 07/02/26	BARC	EUR	415,385	483,677,846	474,656,926	9,020,920	—
Expiring 07/02/26	MSI	EUR	21,604	25,082,998	24,687,026	395,972	—
Expiring 07/02/26	MSI	EUR	16,611	19,170,639	18,981,464	189,175	—
Expiring 07/02/26	SSB	EUR	7,103	8,298,653	8,116,538	182,115	—
Expiring 08/04/26	BARC	EUR	460,703	523,327,930	527,169,480	—	(3,841,550)
Expiring 08/04/26	GSI	EUR	6,029	6,902,599	6,899,326	3,273	—
				$1,176,954,351	$1,170,541,318	10,415,801	(4,002,768)
						$14,402,194	$(4,014,888)
Credit default swap agreement outstanding at June 30, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	15,000	*	$20,679	$(3,211)	$23,890	GSI
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2026 (unaudited) (continued)
Currency swap agreement outstanding at June 30, 2026:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
15,212	1 Day SOFR + 2.72bps(Q)/ 3.707%	EUR	13,200	3 Month EURIBOR + 2.50bps(Q)/ 2.349%	JPM	11/07/29	$179,100	$—	$179,100
Interest rate swap agreements outstanding at June 30, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
5,215	05/13/27	4.497%(A)	1 Day SOFR(1)(A)/ 3.680%	$(1,662)	$(28,274)	$(26,612)
183,325	11/11/28	4.350%(A)	1 Day SOFR(1)(A)/ 3.680%	(5,285,640)	(2,282,946)	3,002,694
3,245	05/13/29	4.253%(A)	1 Day SOFR(2)(A)/ 3.680%	2,267	30,299	28,032
92,400	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 3.680%	(1,503,868)	(883,168)	620,700
				$(6,788,903)	$(3,164,089)	$3,624,814

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Securitized Credit Fund